Investment in Associate (Details) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Mar. 25, 2025 USD ($)	Sep. 26, 2024 USD ($) $ / shares	Mar. 11, 2024 USD ($)	Nov. 25, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Jun. 25, 2023 ₪ / shares
Investment in Associates [Line Items]
Common stock par value (in Dollars per share) | (per share)		$ 0.0001						₪ 0.152	₪ 0.184	₪ 0.05
Percentage of common stock		16.75%
Equity losses from the investment					$ (312)	$ (208)	$ (429)
MitoCareX [Member]
Investment in Associates [Line Items]
Additional investment				$ 600
Additional installment	$ 600
Installment paid			$ 600
Cash consideration		$ 700
Issued and outstanding share								52.73%
Equity losses from the investment					$ 312	$ 208
MitoCareX [Member] | Bottom of range [Member]
Investment in Associates [Line Items]
Ownership percentage				41.92%
MitoCareX [Member] | Top of range [Member]
Investment in Associates [Line Items]
Ownership percentage				52.73%